Rental Expense and Lease Commitments	12 Months Ended
Dec. 31, 2015
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments

Note Q.

Rental Expense and Lease Commitments

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,474 million in 2015, $1,592 million in 2014 and $1,759 million in 2013. Within these amounts, rental expense reflected in discontinued operations was $29 million, $95 million and $115 million, in 2015, 2014 and 2013, respectively. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with infrastructure reductions, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, as well as data centers.

($ in millions)

	2016	2017	2018	2019	2020	Beyond 2020
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,347	$1,231	$1,107	$985	$776	$988
Vacant space	$14	$4	$1	$—	$—	$—
Sublease income commitments	$11	$7	$5	$4	$1	$1
Capital lease commitments	$7	$2	$2	$2	$1	$—